Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the Columbia Bank 401(k) and Profit Sharing Plan (the "Plan") provides only general information. Participants should refer to the Plan Agreement, as amended, for a more complete description of Plan provisions. Effective September 1, 2025, the Plan's name changed from Umpqua Bank 401(k) and Profit Sharing Plan in connection with the Company's transition to a unified "Columbia Bank" brand.

General – The Plan is a 401(k) salary deferral and profit sharing plan covering substantially all employees of Columbia Banking System, Inc. and Subsidiaries (the Company), and is subject to provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Company is the Plan's sponsor and serves as Plan administrator.

Eligibility – All employees, except those employees who are (1) residing in Puerto Rico, (2) covered by a collective bargaining agreement, unless the collective bargaining agreement specifically provides for participation in the Plan, (3) a nonresident alien with no income from a U.S. source, or (4) not common-law employees, such as leased employees and individuals designated as independent contractors, are eligible to participate in the 401(k) portion of the Plan upon reaching age 18. Once the eligibility criteria have been met, employees are automatically enrolled into the Plan at a deferral rate of 6% of their eligible compensation, unless they choose to opt-out. Employees enter the Plan on scheduled enrollment dates following their completion of the eligibility requirements.

Contributions – Contributions are subject to regulatory limitations.

Employee deferrals – Participants may elect to contribute up to 80% of eligible compensation. In addition, participants may make voluntary Roth after-tax contributions or voluntary non-deductible after-tax contributions to the Plan. Participants may also roll over eligible amounts from other qualified plans. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions.

Employer match – The Company may elect to make discretionary matching contributions to the Plan. Matching contributions are made each pay period. The Company matched 50% of employee contributions, up to 8% of eligible compensation deferred to the Plan for the year ended December 31, 2025.

Employer profit sharing – The Company may elect to make discretionary profit sharing contributions to the Plan. Participants must complete at least 1,000 hours of service during the Plan year and be employed as of the last day of the Plan year, to be eligible to receive any profit sharing contributions. Profit sharing contributions are allocated to participants in the same proportion as a participant's compensation bears to the total of all participants' compensation. There were no profit sharing contributions for the year ended December 31, 2025.

Participant accounts – Each participant's account is credited with the participant's contribution and allocations of the Company's contributions and Plan earnings, and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. Participants direct the investment of their account balances into various investment options offered by the Plan. The Plan currently offers various registered investment company mutual funds, Company common stock, and common trusts, as investment options for participants. Previously, self-directed brokerage accounts were also available to participants. However, in 2023 the Plan was updated to disallow new accounts and prevent investment updates to existing self-directed brokerage accounts.
Note 1 – Description of Plan (continued)

Vesting – Participants are fully vested at all times in that portion of their accounts attributable to their own contributions and earnings or losses thereon. Vesting in Company contributions is based on years of service pursuant to the following vesting schedule. Participants who were part of acquired plans may have specific vesting schedules in accordance with those plans.

Years of service	Percentage
Less than 1 year	—%
1 year but less than 2	20%
2 years but less than 3	40%
3 years but less than 4	60%
4 years but less than 5	80%
5 years or more	100%

Notes receivable from participants – Participants may borrow from their accounts a minimum of $1,000 up to 50% of the participant's vested account, but not in excess of $50,000. Loans are secured by the balance of the participant's account and bear fixed, reasonable rates of interest, as determined by the Plan administrator. The maximum loan term is five years unless the loan qualifies as a home loan. Principal and interest are paid ratably through payroll deductions. As of December 31, 2025, the rates of interest on outstanding loans ranged from 3.25% to 9.50% with various maturities through 2047.

Payment of benefits – On termination of service due to death, disability, or retirement, a participant may elect to receive a lump-sum amount equal to the value of the participant's vested interest in his or her account balance, or annual installments over a period not more than the participant's life expectancy (or the assumed life expectancies of the participant and their beneficiary). For termination of service for other reasons, a participant may receive the value of the vested interest in their account as a lump-sum, fixed amount, fixed amount over time, withdrawal based on life expectancy, or fixed percentage withdrawal distribution.
Hardship withdrawals of the participants' contributions are permitted by the Plan. Hardship withdrawals must be approved by the Plan administrator and are limited to vested amounts of participants' contributions.